Schedule of Investments(a)
July 31, 2025
(Unaudited)

Shares		Value
Exchange-Traded Funds–53.55%
Invesco High Yield Bond Factor ETF(b)(c)	1,550,400	$34,908,496
Invesco MSCI EAFE Income Advantage ETF(b)(c)	1,650,000	83,341,500
Invesco QQQ Income Advantage ETF(b)	2,110,000	107,230,200
Invesco S&P 500 Equal Weight Income Advantage ETF(b)(c)	4,732,000	236,126,800
iShares J.P. Morgan USD Emerging Markets Bond ETF(c)	180,000	16,716,600
Total Exchange-Traded Funds (Cost $466,242,386)		478,323,596
Principal Amount
U.S. Treasury Securities–25.57%
U.S. Treasury Bills–0.11%
3.96% - 4.12%, 05/14/2026(d)(e)	$994,000	962,418
U.S. Treasury Bonds–12.83%
4.63%, 02/15/2055	119,600,000	114,610,438
U.S. Treasury Notes–12.63%
1.25%, 12/31/2026	13,100,000	12,598,771
2.50%, 03/31/2027	5,900,000	5,759,068
4.50%, 04/15/2027	21,700,000	21,882,246
2.63%, 05/31/2027	1,050,000	1,025,288
4.63%, 06/15/2027	1,800,000	1,821,410
0.63%, 12/31/2027	5,000,000	4,625,977
2.88%, 05/15/2028	24,000,000	23,363,906
3.75%, 12/31/2028	6,000,000	5,971,875
4.63%, 04/30/2029	22,700,000	23,260,850
4.25%, 06/30/2029	2,500,000	2,530,127
3.63%, 08/31/2029	6,000,000	5,933,789
4.38%, 12/31/2029	4,000,000	4,070,938
		112,844,245
Total U.S. Treasury Securities (Cost $230,900,280)		228,417,101
U.S. Dollar Denominated Bonds & Notes–15.07%
Advertising–0.08%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(c)(f)	220,000	165,198
Belo Corp., 7.25%, 09/15/2027	573,000	592,280
		757,478
Aerospace & Defense–0.15%
Boeing Co. (The), 2.80%, 03/01/2027	900,000	874,443
Moog, Inc., 4.25%, 12/15/2027(c)(f)	500,000	488,961
		1,363,404
Agricultural & Farm Machinery–0.20%
CNH Industrial Capital LLC,
4.55%, 04/10/2028	155,000	155,290
5.10%, 04/20/2029	200,000	203,329
Principal Amount		Value
Agricultural & Farm Machinery–(continued)
John Deere Capital Corp.,
4.85%, 03/05/2027	$190,000	$191,889
4.95%, 07/14/2028	620,000	634,229
4.50%, 01/16/2029	200,000	201,335
4.85%, 06/11/2029(c)	200,000	204,033
Titan International, Inc., 7.00%, 04/30/2028	160,000	160,037
		1,750,142
Agricultural Products & Services–0.03%
Darling Ingredients, Inc., 5.25%, 04/15/2027(f)	300,000	299,839
Air Freight & Logistics–0.06%
Rand Parent LLC, 8.50%, 02/15/2030(f)	500,000	503,288
Apparel, Accessories & Luxury Goods–0.01%
Tapestry, Inc., 4.13%, 07/15/2027	59,000	58,587
Application Software–0.11%
Cloud Software Group, Inc., 9.00%, 09/30/2029(f)	400,000	414,236
Open Text Holdings, Inc. (Canada),
4.13%, 02/15/2030(f)	320,000	300,263
4.13%, 12/01/2031(c)(f)	257,000	234,162
		948,661
Asset Management & Custody Banks–0.12%
Ares Capital Corp., 2.88%, 06/15/2028	110,000	103,980
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	400,000	394,244
FS KKR Capital Corp., 6.13%, 01/15/2030(c)	150,000	150,590
State Street Corp., 4.73%, 02/28/2030	400,000	404,552
		1,053,366
Automobile Manufacturers–0.35%
American Honda Finance Corp., 2.35%, 01/08/2027(c)	95,000	92,260
Ford Motor Credit Co. LLC,
6.80%, 05/12/2028	300,000	309,771
5.11%, 05/03/2029(c)	300,000	293,619
Jaguar Land Rover Automotive PLC (United Kingdom), 4.50%, 10/01/2027(f)	212,000	208,210
PACCAR Financial Corp.,
5.05%, 08/10/2026	200,000	201,527
4.60%, 01/31/2029(c)	230,000	232,545
Toyota Motor Corp. (Japan), 5.12%, 07/13/2028(c)	460,000	471,169
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Automobile Manufacturers–(continued)
Toyota Motor Credit Corp.,
3.20%, 01/11/2027	$100,000	$98,498
1.15%, 08/13/2027	300,000	282,137
4.65%, 01/05/2029	500,000	504,879
3.65%, 01/08/2029(c)	460,000	450,505
		3,145,120
Automotive Parts & Equipment–0.33%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/2054(g)	210,000	211,909
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 07/15/2027(c)(f)	600,000	596,802
IHO Verwaltungs GmbH (Germany),
7.13% PIK Rate, 6.38% Cash Rate, 05/15/2029(f)(h)	300,000	300,615
8.75% PIK Rate, 8.00% Cash Rate, 11/15/2032(f)(h)	200,000	205,777
Tenneco, Inc., 8.00%, 11/17/2028(f)	660,000	655,572
United Rentals (North America), Inc., 4.88%, 01/15/2028(c)	160,000	159,141
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(f)	200,000	199,763
7.13%, 04/14/2030(f)	600,000	582,045
		2,911,624
Automotive Retail–0.06%
Advance Auto Parts, Inc., 1.75%, 10/01/2027(c)	560,000	516,039
Biotechnology–0.09%
AbbVie, Inc.,
2.95%, 11/21/2026	570,000	560,135
4.80%, 03/15/2029	230,000	233,710
		793,845
Broadcasting–0.18%
AMC Networks, Inc., 10.25%, 01/15/2029(f)	300,000	308,173
Discovery Communications LLC, 3.95%, 03/20/2028(c)	241,000	232,113
Paramount Global,
3.70%, 06/01/2028	125,000	121,138
6.38%, 03/30/2062(c)(g)	680,000	670,567
Univision Communications, Inc., 8.50%, 07/31/2031(c)(f)	300,000	304,949
		1,636,940
Broadline Retail–0.25%
Amazon.com, Inc., 3.30%, 04/13/2027	150,000	147,914
Kohl’s Corp., 5.13%, 05/01/2031	350,000	253,876
Macy’s Retail Holdings LLC,
6.13%, 03/15/2032(f)	300,000	287,703
6.70%, 07/15/2034(f)	437,000	377,924
Nordstrom, Inc., 6.95%, 03/15/2028	160,000	164,981
QVC, Inc., 6.88%, 04/15/2029(c)(f)	138,000	62,700
Rakuten Group, Inc. (Japan),
11.25%, 02/15/2027(f)	500,000	542,677
9.75%, 04/15/2029(f)	350,000	385,286
		2,223,061
Principal Amount		Value
Building Products–0.15%
Adams Homes, Inc., 9.25%, 10/15/2028(f)	$285,000	$296,232
JELD-WEN, Inc., 4.88%, 12/15/2027(c)(f)	480,000	455,805
Standard Industries, Inc.,
4.75%, 01/15/2028(f)	320,000	315,872
4.38%, 07/15/2030(f)	320,000	303,166
		1,371,075
Cable & Satellite–0.58%
Cable One, Inc., 4.00%, 11/15/2030(f)	350,000	269,876
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.25%, 01/15/2029(c)	230,000	211,431
Comcast Corp.,
3.30%, 04/01/2027	230,000	226,190
5.35%, 11/15/2027(c)	300,000	306,677
4.55%, 01/15/2029	200,000	201,425
CSC Holdings LLC,
11.75%, 01/31/2029(f)	360,000	336,965
5.75%, 01/15/2030(f)	452,000	223,275
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/2027(f)	400,000	398,051
DISH DBS Corp., 5.75%, 12/01/2028(f)	380,000	339,932
DISH Network Corp., 11.75%, 11/15/2027(f)	530,000	552,430
LCPR Senior Secured Financing DAC (Puerto Rico), 6.75%, 10/15/2027(f)	400,000	307,418
Scripps Escrow, Inc., 5.88%, 07/15/2027(f)	430,000	429,859
Sirius XM Radio LLC, 4.00%, 07/15/2028(f)	820,000	780,978
Telenet Finance Luxembourg Notes S.a.r.l. (Belgium), 5.50%, 03/01/2028(f)	400,000	396,965
Virgin Media Secured Finance PLC (United Kingdom), 4.50%, 08/15/2030(f)	200,000	186,165
		5,167,637
Cargo Ground Transportation–0.11%
Ryder System, Inc.,
4.95%, 09/01/2029(c)	400,000	405,479
4.90%, 12/01/2029	560,000	566,904
		972,383
Casinos & Gaming–0.21%
Brightstar Lottery PLC, 6.25%, 01/15/2027(f)	241,000	243,606
Melco Resorts Finance Ltd. (Hong Kong),
5.75%, 07/21/2028(f)	319,000	313,127
5.38%, 12/04/2029(c)(f)	300,000	287,421
MGM China Holdings Ltd. (Macau), 4.75%, 02/01/2027(f)	246,000	243,755
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Casinos & Gaming–(continued)
Wynn Macau Ltd. (Macau),
5.50%, 10/01/2027(c)(f)	$300,000	$299,227
5.63%, 08/26/2028(c)(f)	520,000	514,652
		1,901,788
Commercial Printing–0.11%
Deluxe Corp., 8.13%, 09/15/2029(f)	400,000	412,294
R.R. Donnelley & Sons Co., 9.50%, 08/01/2029(f)	600,000	613,638
		1,025,932
Commodity Chemicals–0.10%
Cabot Corp., 4.00%, 07/01/2029(c)	400,000	391,663
Methanex Corp. (Canada), 5.13%, 10/15/2027	540,000	537,710
		929,373
Communications Equipment–0.08%
Viasat, Inc., 5.63%, 04/15/2027(c)(f)	680,000	677,361
Computer & Electronics Retail–0.02%
IBM International Capital Pte. Ltd., 4.60%, 02/05/2029	170,000	171,349
Construction Machinery & Heavy Transportation Equipment– 0.06%
Caterpillar Financial Services Corp., 1.10%, 09/14/2027(c)	130,000	122,142
Terex Corp., 6.25%, 10/15/2032(c)(f)	300,000	300,756
Wabtec Corp., 3.45%, 11/15/2026	135,000	133,135
		556,033
Construction Materials–0.10%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(c)(f)	277,000	254,084
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031(f)	600,000	631,990
		886,074
Consumer Electronics–0.01%
Tyco Electronics Group S.A. (Switzerland), 3.13%, 08/15/2027	75,000	73,269
Consumer Finance–0.68%
Ally Financial, Inc.,
6.99%, 06/13/2029(g)	500,000	525,891
6.85%, 01/03/2030(g)	100,000	105,458
American Express Co.,
1.65%, 11/04/2026	330,000	319,078
3.30%, 05/03/2027	130,000	127,823
Capital One N.A.,
3.45%, 07/27/2026	550,000	544,399
4.65%, 09/13/2028	500,000	502,490
General Motors Financial Co., Inc.,
2.40%, 10/15/2028(c)	230,000	214,843
5.80%, 01/07/2029(c)	500,000	515,671
Principal Amount		Value
Consumer Finance–(continued)
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(f)	$450,000	$465,249
goeasy Ltd. (Canada),
7.63%, 07/01/2029(c)(f)	300,000	309,166
7.38%, 10/01/2030(c)(f)	450,000	459,267
Navient Corp.,
5.00%, 03/15/2027	210,000	207,851
5.50%, 03/15/2029(c)	160,000	156,659
9.38%, 07/25/2030(c)	250,000	273,443
5.63%, 08/01/2033(c)	290,000	261,570
OneMain Finance Corp., 3.50%, 01/15/2027	635,000	620,095
PRA Group, Inc., 8.38%, 02/01/2028(f)	441,000	451,545
		6,060,498
Data Processing & Outsourced Services–0.12%
CDW LLC/CDW Finance Corp., 5.10%, 03/01/2030	300,000	302,431
Concentrix Corp.,
6.65%, 08/02/2026(c)	230,000	233,791
6.60%, 08/02/2028(c)	500,000	523,704
		1,059,926
Distillers & Vintners–0.03%
Constellation Brands, Inc., 3.70%, 12/06/2026	117,000	115,829
Diageo Capital PLC (United Kingdom), 2.38%, 10/24/2029	200,000	185,219
		301,048
Distributors–0.03%
Resideo Funding, Inc., 4.00%, 09/01/2029(c)(f)	250,000	234,041
Diversified Banks–1.84%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 5.38%, 03/13/2029(c)	200,000	205,610
Banco Santander S.A. (Spain), 5.57%, 01/17/2030	600,000	620,717
Bank of America Corp.,
1.73%, 07/22/2027(g)	630,000	612,780
5.93%, 09/15/2027(c)(g)	300,000	304,567
3.71%, 04/24/2028(g)	230,000	227,002
3.59%, 07/21/2028(g)	170,000	167,316
3.42%, 12/20/2028(g)	460,000	449,258
4.27%, 07/23/2029(g)	570,000	567,987
Series L, 4.18%, 11/25/2027	100,000	99,476
Bank of Nova Scotia (The) (Canada), 5.45%, 08/01/2029	400,000	414,653
Citigroup, Inc.,
3.20%, 10/21/2026	200,000	196,977
1.46%, 06/09/2027(c)(g)	140,000	136,237
3.98%, 03/20/2030(g)	300,000	293,705
Comerica, Inc.,
4.00%, 02/01/2029(c)	500,000	488,625
5.98%, 01/30/2030(g)	150,000	154,269
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Diversified Banks–(continued)
HSBC Holdings PLC (United Kingdom),
5.21%, 08/11/2028(g)	$600,000	$607,289
4.58%, 06/19/2029(g)	800,000	799,161
2.21%, 08/17/2029(g)	400,000	372,470
5.55%, 03/04/2030(g)	200,000	205,777
Huntington National Bank (The),
4.55%, 05/17/2028(c)(g)	250,000	250,352
5.65%, 01/10/2030(c)	250,000	259,026
JPMorgan Chase & Co.,
4.25%, 10/01/2027	75,000	75,059
2.18%, 06/01/2028(c)(g)	75,000	72,075
3.70%, 05/06/2030(g)	300,000	291,812
5.00%, 07/22/2030(g)	200,000	203,433
Lloyds Banking Group PLC (United Kingdom), 5.46%, 01/05/2028(g)	200,000	202,242
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.29%, 07/25/2027	60,000	58,878
Mizuho Financial Group, Inc. (Japan),
3.17%, 09/11/2027	230,000	224,539
5.67%, 05/27/2029(g)	920,000	947,896
5.78%, 07/06/2029(g)	400,000	413,681
Morgan Stanley Bank N.A.,
5.88%, 10/30/2026	250,000	254,602
4.95%, 01/14/2028(g)	350,000	352,119
National Australia Bank Ltd. (Australia),
4.94%, 01/12/2028	250,000	254,348
4.79%, 01/10/2029(c)	800,000	816,008
NatWest Group PLC (United Kingdom), 5.52%, 09/30/2028(g)	230,000	234,531
Sumitomo Mitsui Financial Group, Inc. (Japan),
1.40%, 09/17/2026	460,000	444,619
3.35%, 10/18/2027(c)	230,000	225,223
5.71%, 01/13/2030(c)	400,000	418,173
2.75%, 01/15/2030	200,000	185,212
Toronto-Dominion Bank (The) (Canada),
5.16%, 01/10/2028	100,000	101,779
5.52%, 07/17/2028	230,000	237,099
4.78%, 12/17/2029	200,000	202,079
U.S. Bancorp,
6.79%, 10/26/2027(g)	230,000	236,092
4.55%, 07/22/2028(g)	150,000	150,289
5.78%, 06/12/2029(g)	500,000	517,770
UBS AG (Switzerland), 5.00%, 07/09/2027	400,000	404,876
Wells Fargo & Co.,
3.53%, 03/24/2028(g)	160,000	157,491
4.81%, 07/25/2028(g)	100,000	100,567
6.30%, 10/23/2029(g)	300,000	315,755
Westpac Banking Corp. (Australia),
2.70%, 08/19/2026	460,000	452,369
3.40%, 01/25/2028(c)	105,000	103,202
1.95%, 11/20/2028(c)	400,000	372,175
		16,459,247
Diversified Chemicals–0.07%
Chemours Co. (The), 5.38%, 05/15/2027(c)	287,000	281,397
Principal Amount		Value
Diversified Chemicals–(continued)
INEOS Finance PLC (Luxembourg), 6.75%, 05/15/2028(f)	$336,000	$331,211
		612,608
Diversified Financial Services–0.28%
Block Financial LLC, 2.50%, 07/15/2028	380,000	357,628
Corebridge Financial, Inc., 3.65%, 04/05/2027	130,000	128,117
GGAM Finance Ltd. (Ireland), 8.00%, 02/15/2027(f)	280,000	288,545
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(f)	466,000	449,826
Midcap Financial Issuer Trust, 5.63%, 01/15/2030(f)	285,000	267,249
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 04/06/2031(f)	900,000	746,280
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(f)	250,000	250,187
		2,487,832
Diversified Metals & Mining–0.13%
BHP Billiton Finance (USA) Ltd. (Australia), 5.00%, 02/21/2030	200,000	204,902
Mineral Resources Ltd. (Australia),
8.00%, 11/01/2027(f)	250,000	254,387
9.25%, 10/01/2028(c)(f)	450,000	470,881
Perenti Finance Pty Ltd. (Australia), 7.50%, 04/26/2029(f)	200,000	206,914
		1,137,084
Diversified Real Estate Activities–0.00%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(f)	4,000	4,095
Diversified REITs–0.09%
Global Net Lease, Inc., 4.50%, 09/30/2028(f)	160,000	154,029
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P., 3.75%, 12/15/2027(f)	160,000	152,647
Highwoods Realty L.P.,
4.20%, 04/15/2029	260,000	252,556
3.05%, 02/15/2030	300,000	273,275
		832,507
Diversified Support Services–0.08%
Neptune Bidco US, Inc., 9.29%, 04/15/2029(f)	750,000	726,563
Education Services–0.05%
Grand Canyon University, 5.13%, 10/01/2028	500,000	483,811
Electric Utilities–0.63%
Edison International,
4.13%, 03/15/2028	100,000	97,011
5.25%, 11/15/2028(c)	490,000	486,844
6.25%, 03/15/2030(c)	100,000	101,611
8.13%, 06/15/2053(c)(g)	350,000	344,076
7.88%, 06/15/2054(c)(g)	200,000	192,201
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Electric Utilities–(continued)
Entergy Louisiana LLC, 2.40%, 10/01/2026	$230,000	$224,781
Eversource Energy, 5.95%, 02/01/2029	100,000	104,221
FirstEnergy Corp., Series B, 3.90%, 07/15/2027	230,000	227,264
Fortis, Inc. (Canada), 3.06%, 10/04/2026	190,000	186,367
IPALCO Enterprises, Inc., 4.25%, 05/01/2030	100,000	95,985
National Rural Utilities Cooperative Finance Corp., 4.95%, 02/07/2030	200,000	203,916
Pacific Gas and Electric Co.,
3.30%, 12/01/2027	300,000	289,857
3.00%, 06/15/2028	85,000	80,958
6.10%, 01/15/2029	230,000	237,946
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(f)	210,000	203,759
Public Service Co. of Colorado, 3.70%, 06/15/2028(c)	690,000	679,860
System Energy Resources, Inc., 6.00%, 04/15/2028	150,000	155,377
Vistra Operations Co. LLC, 5.00%, 07/31/2027(f)	400,000	398,131
Xcel Energy, Inc.,
3.35%, 12/01/2026	150,000	147,464
2.60%, 12/01/2029(c)	400,000	369,780
XPLR Infrastructure Operating Partners L.P.,
3.88%, 10/15/2026(f)	550,000	538,395
4.50%, 09/15/2027(f)	245,000	237,447
		5,603,251
Electrical Components & Equipment–0.12%
Atkore, Inc., 4.25%, 06/01/2031(c)(f)	720,000	665,298
Emerson Electric Co., 1.80%, 10/15/2027	240,000	227,825
EnerSys, 4.38%, 12/15/2027(f)	160,000	157,355
		1,050,478
Electronic Components–0.02%
Sensata Technologies, Inc., 3.75%, 02/15/2031(f)	210,000	191,806
Electronic Manufacturing Services–0.02%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.75%, 07/15/2031(c)(f)	200,000	206,177
Fertilizers & Agricultural Chemicals–0.09%
Consolidated Energy Finance S.A. (Switzerland),
5.63%, 10/15/2028(f)	370,000	311,681
12.00%, 02/15/2031(f)	300,000	282,275
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(f)	210,000	208,635
		802,591
Principal Amount		Value
Financial Exchanges & Data–0.11%
Intercontinental Exchange, Inc., 4.00%, 09/15/2027	$460,000	$458,137
S&P Global, Inc.,
2.45%, 03/01/2027	305,000	296,600
2.70%, 03/01/2029	200,000	189,164
		943,901
Gas Utilities–0.06%
AmeriGas Partners L.P./AmeriGas Finance Corp., 9.38%, 06/01/2028(f)	440,000	453,556
Southwest Gas Corp., 5.45%, 03/23/2028	80,000	81,798
		535,354
Health Care Distributors–0.08%
Cencora, Inc., 3.45%, 12/15/2027	500,000	488,909
Owens & Minor, Inc., 6.63%, 04/01/2030(c)(f)	300,000	270,421
		759,330
Health Care Equipment–0.11%
Baxter International, Inc., 2.27%, 12/01/2028(c)	545,000	507,117
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(f)	280,000	286,051
Smith & Nephew PLC (United Kingdom), 5.15%, 03/20/2027	230,000	232,440
		1,025,608
Health Care Facilities–0.01%
Universal Health Services, Inc., 1.65%, 09/01/2026	134,000	129,367
Health Care REITs–0.06%
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/2027	300,000	275,495
4.63%, 08/01/2029	300,000	228,330
		503,825
Health Care Services–0.31%
CommonSpirit Health, 6.07%, 11/01/2027	460,000	475,463
Community Health Systems, Inc., 5.25%, 05/15/2030(f)	636,000	556,964
CVS Health Corp.,
4.30%, 03/25/2028	500,000	496,818
6.75%, 12/10/2054(g)	300,000	300,999
7.00%, 03/10/2055(c)(g)	400,000	412,536
HCA, Inc., 5.63%, 09/01/2028	150,000	153,948
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(f)	400,000	397,858
		2,794,586
Health Care Supplies–0.03%
Embecta Corp., 5.00%, 02/15/2030(c)(f)	280,000	254,204
Health Care Technology–0.02%
athenahealth Group, Inc., 6.50%, 02/15/2030(f)	200,000	196,770
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Home Improvement Retail–0.01%
Home Depot, Inc. (The), 2.50%, 04/15/2027	$80,000	$77,849
Homebuilding–0.20%
Beazer Homes USA, Inc., 5.88%, 10/15/2027(c)	305,000	304,472
Installed Building Products, Inc., 5.75%, 02/01/2028(f)	300,000	300,196
Lennar Corp., 4.75%, 11/29/2027	60,000	60,169
LGI Homes, Inc., 4.00%, 07/15/2029(c)(f)	508,000	463,586
M.D.C. Holdings, Inc., 3.85%, 01/15/2030(c)	100,000	95,205
Taylor Morrison Communities, Inc.,
5.88%, 06/15/2027(f)	500,000	503,983
5.75%, 01/15/2028(f)	100,000	100,917
		1,828,528
Hotel & Resort REITs–0.07%
Service Properties Trust,
4.95%, 02/15/2027(c)	297,000	290,074
4.95%, 10/01/2029(c)	400,000	352,224
		642,298
Hotels, Resorts & Cruise Lines–0.05%
Booking Holdings, Inc., 3.55%, 03/15/2028	50,000	49,056
Carnival Corp., 6.65%, 01/15/2028	200,000	206,545
Studio City Co. Ltd. (Macau), 7.00%, 02/15/2027(f)	200,000	201,487
		457,088
Housewares & Specialties–0.05%
Newell Brands, Inc.,
6.38%, 09/15/2027	200,000	202,190
6.63%, 09/15/2029	236,000	235,396
		437,586
Human Resource & Employment Services–0.07%
AMN Healthcare, Inc., 4.00%, 04/15/2029(c)(f)	635,000	583,767
Independent Power Producers & Energy Traders–0.10%
AES Corp. (The),
5.45%, 06/01/2028(c)	80,000	81,323
6.95%, 07/15/2055(g)	500,000	483,011
Calpine Corp., 4.50%, 02/15/2028(f)	300,000	296,926
		861,260
Industrial Conglomerates–0.09%
Honeywell International, Inc.,
4.65%, 07/30/2027(c)	400,000	402,666
2.70%, 08/15/2029(c)	400,000	376,707
		779,373
Industrial Machinery & Supplies & Components–0.03%
Stanley Black & Decker, Inc., 2.30%, 03/15/2030(c)	300,000	268,070
Principal Amount		Value
Insurance Brokers–0.10%
Ardonagh Finco Ltd. (United Kingdom), 7.75%, 02/15/2031(f)	$610,000	$636,555
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027(c)	200,000	201,254
Willis North America, Inc., 4.65%, 06/15/2027	75,000	75,385
		913,194
Integrated Oil & Gas–0.04%
BP Capital Markets America, Inc., 4.87%, 11/25/2029	200,000	203,717
Chevron USA, Inc., 1.02%, 08/12/2027(c)	100,000	94,173
Exxon Mobil Corp., 3.29%, 03/19/2027	50,000	49,418
		347,308
Integrated Telecommunication Services–0.14%
Altice France S.A. (France),
8.13%, 02/01/2027(f)	353,000	327,412
5.13%, 07/15/2029(f)	551,000	478,505
British Telecommunications PLC (United Kingdom), 5.13%, 12/04/2028	400,000	406,993
		1,212,910
Interactive Media & Services–0.14%
Baidu, Inc. (China), 4.38%, 03/29/2028	300,000	299,647
WarnerMedia Holdings, Inc.,
4.05%, 03/15/2029	600,000	563,751
5.05%, 03/15/2042	600,000	401,583
		1,264,981
Investment Banking & Brokerage–0.30%
Charles Schwab Corp. (The),
2.75%, 10/01/2029	200,000	187,670
6.20%, 11/17/2029(g)	500,000	527,815
Goldman Sachs Group, Inc. (The),
3.85%, 01/26/2027(c)	125,000	123,973
1.54%, 09/10/2027(g)	140,000	135,315
1.95%, 10/21/2027(g)	375,000	363,214
3.62%, 03/15/2028(g)	105,000	103,469
2.60%, 02/07/2030	200,000	184,826
Morgan Stanley,
6.30%, 10/18/2028(g)	170,000	176,494
6.41%, 11/01/2029(g)	460,000	485,597
Nomura Holdings, Inc. (Japan),
1.65%, 07/14/2026	200,000	194,749
3.10%, 01/16/2030	200,000	186,283
		2,669,405
IT Consulting & Other Services–0.15%
CGI, Inc. (Canada), 4.95%, 03/14/2030(f)	100,000	101,254
Conduent Business Services LLC/ Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(f)	193,000	183,572
Kyndryl Holdings, Inc.,
2.05%, 10/15/2026	200,000	193,872
2.70%, 10/15/2028(c)	920,000	867,284
		1,345,982
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Leisure Facilities–0.07%
NCL Corp. Ltd., 5.88%, 02/15/2027(f)	$634,000	$636,275
Life & Health Insurance–0.06%
Brighthouse Financial, Inc., 3.70%, 06/22/2027	170,000	165,778
Globe Life, Inc., 4.55%, 09/15/2028(c)	400,000	400,072
		565,850
Life Sciences Tools & Services–0.07%
Fortrea Holdings, Inc., 7.50%, 07/01/2030(c)(f)	260,000	238,042
IQVIA, Inc., 5.00%, 05/15/2027(f)	419,000	416,902
		654,944
Managed Health Care–0.02%
Centene Corp.,
2.45%, 07/15/2028	60,000	54,744
3.38%, 02/15/2030	100,000	90,107
		144,851
Marine Transportation–0.03%
Seaspan Corp. (Hong Kong), 5.50%, 08/01/2029(f)	276,000	263,053
Metal, Glass & Plastic Containers–0.08%
LABL, Inc., 5.88%, 11/01/2028(f)	266,000	236,473
OI European Group B.V., 4.75%, 02/15/2030(c)(f)	480,000	455,309
		691,782
Movies & Entertainment–0.07%
Odeon Finco PLC (United Kingdom), 12.75%, 11/01/2027(f)	217,000	226,343
TWDC Enterprises 18 Corp.,
1.85%, 07/30/2026	200,000	195,398
2.95%, 06/15/2027	200,000	196,058
		617,799
Multi-Family Residential REITs–0.05%
Mid-America Apartments L.P., 3.60%, 06/01/2027	460,000	453,973
Multi-line Insurance–0.03%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(f)	280,000	289,447
Multi-Utilities–0.12%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(g)	160,000	155,487
Sempra, 3.25%, 06/15/2027	920,000	899,193
		1,054,680
Office REITs–0.08%
Boston Properties L.P., 4.50%, 12/01/2028(c)	100,000	99,061
Brandywine Operating Partnership L.P.,
8.30%, 03/15/2028(c)	420,000	446,030
8.88%, 04/12/2029	200,000	214,640
		759,731
Principal Amount		Value
Office Services & Supplies–0.10%
ACCO Brands Corp., 4.25%, 03/15/2029(c)(f)	$620,000	$550,217
Steelcase, Inc., 5.13%, 01/18/2029	353,000	348,141
		898,358
Oil & Gas Drilling–0.21%
Harvest Midstream I L.P., 7.50%, 09/01/2028(f)	210,000	212,743
Nabors Industries, Inc., 9.13%, 01/31/2030(c)(f)	483,000	478,530
Noble Finance II LLC, 8.00%, 04/15/2030(f)	610,000	622,713
Rockies Express Pipeline LLC, 7.50%, 07/15/2038(f)	366,000	376,870
Valaris Ltd., 8.38%, 04/30/2030(c)(f)	210,000	217,098
		1,907,954
Oil & Gas Equipment & Services–0.08%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	155,000	151,450
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(f)	320,000	330,646
TGS ASA (Norway), 8.50%, 01/15/2030(f)	260,000	265,874
		747,970
Oil & Gas Exploration & Production–0.45%
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(c)(f)	605,000	616,198
California Resources Corp., 8.25%, 06/15/2029(f)	310,000	318,722
Civitas Resources, Inc., 8.75%, 07/01/2031(c)(f)	600,000	608,153
ConocoPhillips Co., 4.70%, 01/15/2030	200,000	202,225
Crescent Energy Finance LLC, 7.63%, 04/01/2032(c)(f)	300,000	293,416
Hilcorp Energy I L.P./Hilcorp Finance Co.,
5.75%, 02/01/2029(f)	210,000	206,460
8.38%, 11/01/2033(f)	500,000	522,236
6.88%, 05/15/2034(f)	200,000	192,767
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(c)(f)	630,000	636,687
SM Energy Co., 6.75%, 08/01/2029(f)	300,000	300,498
Woodside Finance Ltd. (Australia), 5.40%, 05/19/2030	100,000	101,444
		3,998,806
Oil & Gas Refining & Marketing–0.11%
NuStar Logistics L.P., 5.63%, 04/28/2027	555,000	558,204
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/2030(c)(f)	260,000	237,386
Valero Energy Corp., 5.15%, 02/15/2030	200,000	203,632
		999,222
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–0.41%
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027(c)	$125,000	$125,908
Enbridge, Inc. (Canada),
4.25%, 12/01/2026(c)	230,000	229,310
5.30%, 04/05/2029	200,000	204,534
Energy Transfer L.P.,
4.40%, 03/15/2027	60,000	59,827
5.50%, 06/01/2027	50,000	50,727
4.95%, 06/15/2028	230,000	232,475
Enterprise Products Operating LLC,
3.13%, 07/31/2029	400,000	381,709
2.80%, 01/31/2030	300,000	280,229
ITT Holdings LLC, 6.50%, 08/01/2029(f)	417,000	397,574
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/2029(f)	200,000	198,111
ONEOK, Inc., 5.65%, 11/01/2028	100,000	103,195
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 01/15/2028(f)	210,000	208,290
TransCanada PipeLines Ltd. (Canada), 4.25%, 05/15/2028	300,000	298,255
Venture Global LNG, Inc.,
8.13%, 06/01/2028(f)	200,000	207,197
8.38%, 06/01/2031(c)(f)	246,000	254,619
9.88%, 02/01/2032(c)(f)	400,000	431,827
		3,663,787
Other Specialized REITs–0.05%
EPR Properties,
4.75%, 12/15/2026	75,000	74,804
3.75%, 08/15/2029	200,000	190,073
Iron Mountain, Inc., 4.88%, 09/15/2027(f)	168,000	166,830
		431,707
Other Specialty Retail–0.10%
Bath & Body Works, Inc., 6.69%, 01/15/2027	490,000	502,894
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(f)	372,000	364,518
		867,412
Packaged Foods & Meats–0.16%
B&G Foods, Inc., 8.00%, 09/15/2028(c)(f)	600,000	561,751
Conagra Brands, Inc., 1.38%, 11/01/2027	300,000	278,814
McCormick & Co., Inc., 3.40%, 08/15/2027	230,000	225,743
TKC Holdings, Inc., 6.88%, 05/15/2028(c)(f)	330,000	330,127
		1,396,435
Paper & Plastic Packaging Products & Materials–0.07%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(f)	210,000	205,530
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(f)	200,000	204,997
Principal Amount		Value
Paper & Plastic Packaging Products & Materials–(continued)
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2027(f)	$205,000	$203,092
		613,619
Paper Products–0.05%
Domtar Corp., 6.75%, 10/01/2028(c)(f)	480,000	418,589
Passenger Airlines–0.21%
Allegiant Travel Co., 7.25%, 08/15/2027(c)(f)	410,000	410,147
American Airlines, Inc., 7.25%, 02/15/2028(c)(f)	630,000	643,456
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(c)(f)	300,000	290,304
Southwest Airlines Co.,
3.00%, 11/15/2026	380,000	371,758
3.45%, 11/16/2027(c)	125,000	121,491
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	73,755	75,223
		1,912,379
Personal Care Products–0.04%
Estee Lauder Cos., Inc. (The),
2.38%, 12/01/2029	200,000	184,078
2.60%, 04/15/2030(c)	200,000	183,778
		367,856
Pharmaceuticals–0.25%
AstraZeneca PLC (United Kingdom), 4.00%, 01/17/2029	920,000	912,589
Bristol-Myers Squibb Co.,
3.45%, 11/15/2027(c)	230,000	226,851
3.90%, 02/20/2028(c)	680,000	675,068
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
4.13%, 04/30/2028(c)(f)	200,000	189,435
6.75%, 05/15/2034(f)	200,000	188,846
Viatris, Inc., 2.30%, 06/22/2027	85,000	80,918
		2,273,707
Property & Casualty Insurance–0.01%
Fairfax Financial Holdings Ltd. (Canada), 4.85%, 04/17/2028	75,000	75,462
Rail Transportation–0.03%
CSX Corp., 3.25%, 06/01/2027	230,000	225,688
Real Estate Services–0.08%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/2030(c)(f)	614,254	588,816
Newmark Group, Inc., 7.50%, 01/12/2029	160,000	169,961
		758,777
Regional Banks–0.25%
F.N.B. Corp., 5.72%, 12/11/2030(g)	100,000	100,730
M&T Bank Corp., 7.41%, 10/30/2029(g)	500,000	541,305
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Regional Banks–(continued)
Santander Holdings USA, Inc.,
2.49%, 01/06/2028(c)(g)	$100,000	$96,929
6.50%, 03/09/2029(c)(g)	380,000	395,717
6.17%, 01/09/2030(c)(g)	200,000	208,434
Synovus Financial Corp., 6.17%, 11/01/2030(g)	100,000	102,870
Truist Financial Corp.,
4.12%, 06/06/2028(g)	300,000	298,592
4.87%, 01/26/2029(c)(g)	100,000	100,926
7.16%, 10/30/2029(g)	400,000	431,862
		2,277,365
Reinsurance–0.06%
Axis Specialty Finance PLC, 4.00%, 12/06/2027	200,000	197,165
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(f)(g)	320,000	313,307
		510,472
Research & Consulting Services–0.08%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(f)	300,000	287,013
KBR, Inc., 4.75%, 09/30/2028(c)(f)	400,000	386,708
		673,721
Restaurants–0.05%
Darden Restaurants, Inc., 3.85%, 05/01/2027(c)	460,000	455,003
Retail REITs–0.07%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/ GGSI Sellco LLC, 4.50%, 04/01/2027(f)	239,000	232,365
Kite Realty Group L.P., 4.00%, 10/01/2026(c)	400,000	396,417
		628,782
Security & Alarm Services–0.02%
CoreCivic, Inc., 4.75%, 10/15/2027	160,000	156,590
Semiconductors–0.16%
ams-OSRAM AG (Austria), 12.25%, 03/30/2029(c)(f)	279,000	301,040
Intel Corp.,
3.15%, 05/11/2027	230,000	224,582
3.75%, 08/05/2027	300,000	295,660
4.00%, 08/05/2029	200,000	194,721
5.13%, 02/10/2030	400,000	406,042
		1,422,045
Single-Family Residential REITs–0.03%
Tanger Properties L.P., 3.13%, 09/01/2026	230,000	225,805
Soft Drinks & Non-alcoholic Beverages–0.10%
Keurig Dr Pepper, Inc., 2.55%, 09/15/2026	250,000	244,977
PepsiCo Singapore Financing I Pte. Ltd., 4.65%, 02/16/2027	600,000	604,482
		849,459
Principal Amount		Value
Specialized Finance–0.03%
Blackstone Private Credit Fund, 3.25%, 03/15/2027(c)	$235,000	$228,749
Specialty Chemicals–0.10%
Celanese US Holdings LLC, 6.67%, 07/15/2027(c)	350,000	358,964
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/2026(f)	582,000	579,256
		938,220
Steel–0.14%
Cleveland-Cliffs, Inc.,
6.75%, 04/15/2030(c)(f)	269,000	267,920
4.88%, 03/01/2031(c)(f)	160,000	142,134
7.50%, 09/15/2031(f)	300,000	299,745
7.00%, 03/15/2032(c)(f)	160,000	156,298
Nucor Corp., 3.95%, 05/01/2028	100,000	99,175
SunCoke Energy, Inc., 4.88%, 06/30/2029(c)(f)	300,000	274,631
		1,239,903
Systems Software–0.05%
McAfee Corp., 7.38%, 02/15/2030(f)	310,000	287,759
VMware LLC, 4.65%, 05/15/2027	130,000	130,469
		418,228
Technology Distributors–0.03%
Avnet, Inc., 6.25%, 03/15/2028	230,000	238,644
Technology Hardware, Storage & Peripherals–0.10%
Apple, Inc.,
2.05%, 09/11/2026	750,000	732,558
3.20%, 05/11/2027	135,000	133,027
		865,585
Telecom Tower REITs–0.19%
American Tower Corp.,
3.65%, 03/15/2027	305,000	300,636
3.55%, 07/15/2027	105,000	103,261
3.80%, 08/15/2029	200,000	194,323
Crown Castle, Inc.,
3.65%, 09/01/2027	230,000	225,882
4.30%, 02/15/2029	400,000	395,144
3.10%, 11/15/2029(c)	200,000	187,854
SBA Communications Corp., 3.88%, 02/15/2027(c)	320,000	314,686
		1,721,786
Tires & Rubber–0.05%
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)	465,000	463,312
Tobacco–0.12%
B.A.T. Capital Corp. (United Kingdom), 3.22%, 09/06/2026	134,000	132,132
Philip Morris International, Inc.,
4.88%, 02/15/2028(c)	160,000	162,030
3.13%, 03/02/2028	230,000	223,515
5.63%, 11/17/2029	180,000	187,896
5.13%, 02/15/2030	400,000	409,702
		1,115,275
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount		Value
Trading Companies & Distributors–0.03%
Air Lease Corp., 4.63%, 10/01/2028		$90,000	$90,180
Herc Holdings, Inc., 5.50%, 07/15/2027(c)(f)		160,000	159,475
			249,655
Transaction & Payment Processing Services–0.01%
Global Payments, Inc., 2.15%, 01/15/2027(c)		110,000	106,293
Water Utilities–0.08%
United Utilities PLC (United Kingdom), 6.88%, 08/15/2028		700,000	744,772
Wireless Telecommunication Services–0.07%
Sprint Capital Corp., 6.88%, 11/15/2028		70,000	74,857
VMED O2 UK Financing I PLC (United Kingdom), 7.75%, 04/15/2032(f)		520,000	542,336
			617,193
Total U.S. Dollar Denominated Bonds & Notes (Cost $132,914,757)			134,616,745
Non-U.S. Dollar Denominated Bonds & Notes–3.72%(i)
Advertising–0.06%
Ipsos (France), 3.75%, 01/22/2030(f)	EUR	100,000	116,680
JCDecaux SE (France), 1.63%, 02/07/2030(f)	EUR	200,000	214,084
MMS USA Holdings, Inc. (France), 1.25%, 06/13/2028(f)	EUR	100,000	110,190
WPP Finance Deutschland GmbH (United Kingdom), 1.63%, 03/23/2030(f)	EUR	100,000	105,995
			546,949
Agricultural & Farm Machinery–0.04%
CNH Industrial Finance Europe S.A., 1.63%, 07/03/2029(f)	EUR	330,000	360,741
Alternative Carriers–0.01%
Chorus Ltd. (New Zealand), 3.63%, 09/07/2029	EUR	100,000	116,816
Apparel, Accessories & Luxury Goods–0.01%
PVH Corp., 3.13%, 12/15/2027(f)	EUR	100,000	115,180
Application Software–0.05%
Dassault Systemes SE (France), 0.13%, 09/16/2026(f)	EUR	400,000	445,775
Automobile Manufacturers–0.26%
American Honda Finance Corp., 0.30%, 07/07/2028	EUR	480,000	512,861
Ford Motor Credit Co. LLC, 6.13%, 05/15/2028	EUR	200,000	245,799
Harley-Davidson Financial Services, Inc., 4.00%, 03/12/2030(f)	EUR	100,000	115,396
RCI Banque S.A. (France), 3.88%, 01/12/2029(f)	EUR	200,000	234,548
Stellantis N.V.,
4.50%, 07/07/2028(f)	EUR	200,000	238,779
0.75%, 01/18/2029(f)	EUR	200,000	211,400
	Principal Amount		Value
Automobile Manufacturers–(continued)
Volkswagen Financial Services AG (Germany),
0.13%, 02/12/2027(f)	EUR	90,000	$99,039
2.25%, 10/01/2027(f)	EUR	49,000	55,673
0.38%, 02/12/2030(f)	EUR	100,000	101,202
Volkswagen Leasing GmbH (Germany),
0.38%, 07/20/2026(f)	EUR	85,000	95,144
4.63%, 03/25/2029(f)	EUR	200,000	241,756
0.63%, 07/19/2029(f)	EUR	200,000	208,455
			2,360,052
Automotive Parts & Equipment–0.03%
Daimler Truck International Finance B.V. (Germany), 3.88%, 06/19/2029(f)	EUR	200,000	237,082
Automotive Retail–0.01%
Leasys S.p.A. (Italy), 4.63%, 02/16/2027(f)	EUR	110,000	129,160
Brewers–0.03%
Carlsberg Breweries A/S (Denmark),
3.50%, 11/26/2026(f)	EUR	110,000	127,423
0.88%, 07/01/2029(f)	EUR	110,000	116,891
			244,314
Broadcasting–0.02%
TDF Infrastructure (France), 1.75%, 12/01/2029(f)	EUR	200,000	215,687
Building Products–0.03%
Holcim Finance (Luxembourg) S.A. (Switzerland), 0.50%, 11/29/2026(f)	EUR	200,000	223,200
Cable & Satellite–0.03%
SES S.A. (Luxembourg), 3.50%, 01/14/2029(f)	EUR	200,000	229,882
Commercial & Residential Mortgage Finance–0.05%
Aareal Bank AG (Germany), 0.50%, 04/07/2027(f)	EUR	100,000	110,749
Nationwide Building Society (United Kingdom), 4.63%, 10/29/2028(f)(g)	EUR	300,000	358,490
			469,239
Construction Machinery & Heavy Transportation Equipment– 0.01%
Knorr-Bremse AG (Germany), 3.25%, 09/21/2027(f)	EUR	100,000	116,009
Construction Materials–0.01%
Danfoss Finance I B.V. (Denmark), 0.38%, 10/28/2028(f)	EUR	100,000	106,131
Consumer Electronics–0.04%
Whirlpool Finance (Luxembourg) S.a.r.l., 1.10%, 11/09/2027	EUR	340,000	368,264
Consumer Finance–0.06%
General Motors Financial Co., Inc., 0.65%, 09/07/2028(f)	EUR	480,000	513,067
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount		Value
Consumer Staples Merchandise Retail–0.01%
ITM Entreprises S.A.S (France), 5.75%, 07/22/2029(f)	EUR	100,000	$122,444
Data Processing & Outsourced Services–0.01%
Teleperformance SE (France), 3.75%, 06/24/2029(f)	EUR	100,000	117,646
Diversified Banks–1.12%
ANZ New Zealand (Int’l) Ltd. (New Zealand), 0.20%, 09/23/2027(f)	EUR	230,000	250,227
ASB Bank Ltd. (New Zealand), 0.25%, 09/08/2028(f)	EUR	300,000	318,800
Banco Santander S.A. (Spain),
0.50%, 02/04/2027(f)	EUR	200,000	222,362
3.88%, 04/22/2029(f)	EUR	200,000	236,612
Banque Federative du Credit Mutuel S.A. (France),
2.13%, 09/12/2026(f)	EUR	100,000	113,779
1.63%, 11/15/2027(f)	EUR	200,000	222,716
3.88%, 01/26/2028(f)	EUR	300,000	353,873
2.63%, 11/06/2029(f)	EUR	200,000	225,205
0.75%, 01/17/2030(f)	EUR	200,000	207,372
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG (Austria), 0.38%, 09/03/2027(f)	EUR	200,000	217,783
BNP Paribas S.A. (France),
2.88%, 10/01/2026(f)	EUR	100,000	114,683
0.50%, 02/19/2028(f)(g)	EUR	300,000	332,772
Ceska sporitelna A.S. (Czech Republic), 5.94%, 06/29/2027(f)(g)	EUR	300,000	351,914
Credit Agricole S.A. (France), 1.13%, 02/24/2029(f)	EUR	200,000	217,417
Credit Mutuel Arkea S.A. (France),
0.88%, 05/07/2027(f)	EUR	100,000	111,403
0.38%, 10/03/2028(f)	EUR	100,000	106,459
Hamburg Commercial Bank AG (Germany),
4.88%, 03/30/2027(f)	EUR	220,000	260,201
4.75%, 05/02/2029(f)	EUR	200,000	242,466
Hamburger Sparkasse AG (Germany), 4.38%, 02/12/2029(f)	EUR	100,000	121,255
HSBC Holdings PLC (United Kingdom), 3.31%, 05/13/2030(f)(g)	EUR	100,000	115,421
ING Groep N.V. (Netherlands), 2.00%, 09/20/2028(f)	EUR	200,000	224,758
Jyske Bank A/S (Denmark), 5.50%, 11/16/2027(f)	EUR	200,000	237,236
Kommunalkredit Austria AG (Austria), 5.25%, 03/28/2029(f)	EUR	100,000	121,505
Landesbank Baden-Wuerttemberg (Germany), 0.50%, 11/05/2029(f)	EUR	100,000	104,384
Lansforsakringar Bank AB (Sweden), 3.25%, 01/22/2030(f)	EUR	200,000	230,733
Lloyds Bank Corporate Markets PLC (United Kingdom), 4.13%, 05/30/2027(f)	EUR	200,000	235,571
	Principal Amount		Value
Diversified Banks–(continued)
NatWest Group PLC (United Kingdom),
4.07%, 09/06/2028(f)(g)	EUR	200,000	$235,811
0.67%, 09/14/2029(f)(g)	EUR	100,000	107,238
0.78%, 02/26/2030(f)(g)	EUR	100,000	106,165
NIBC Bank N.V. (Netherlands), 0.25%, 09/09/2026(f)	EUR	100,000	111,584
Nordea Bank Abp (Finland),
1.13%, 09/27/2027(f)	EUR	100,000	111,398
3.38%, 06/11/2029(f)	EUR	110,000	128,920
Raiffeisen Bank International AG (Austria),
5.75%, 01/27/2028(f)	EUR	200,000	245,900
3.88%, 01/03/2030(f)(g)	EUR	200,000	234,102
Raiffeisen Schweiz Genossenschaft (Switzerland), 5.23%, 11/01/2027(f)	EUR	400,000	483,262
Skandinaviska Enskilda Banken AB (Sweden), 0.75%, 08/09/2027(f)	EUR	343,000	378,984
Societe Generale S.A. (France), 0.88%, 09/24/2029(f)	EUR	200,000	210,183
SpareBank 1 Oestlandet (Norway), 0.13%, 03/03/2028(f)	EUR	100,000	107,436
Standard Chartered PLC (United Kingdom), 0.80%, 11/17/2029(f)(g)	EUR	480,000	512,852
Svenska Handelsbanken AB (Sweden), 0.13%, 11/03/2026(f)	EUR	110,000	122,519
Swedbank AB (Sweden),
0.25%, 11/02/2026(f)	EUR	110,000	122,646
2.10%, 05/25/2027(f)	EUR	100,000	113,820
4.13%, 11/13/2028(f)	EUR	200,000	239,502
Triodos Bank N.V. (Netherlands), 4.88%, 09/12/2029(f)(g)	EUR	100,000	118,259
Wells Fargo & Co.,
1.38%, 10/26/2026(f)	EUR	100,000	112,905
1.74%, 05/04/2030(f)(g)	EUR	100,000	109,285
Westpac Banking Corp. (Australia), 1.45%, 07/17/2028(f)	EUR	200,000	221,622
Westpac Securities NZ Ltd. (New Zealand), 0.43%, 12/14/2026(f)	EUR	340,000	378,128
			10,009,428
Diversified Capital Markets–0.24%
Deutsche Bank AG (Germany), 3.75%, 01/15/2030(f)(g)	EUR	200,000	235,736
Macquarie Group Ltd. (Australia),
0.63%, 02/03/2027(f)	EUR	100,000	111,232
0.94%, 01/19/2029(f)	EUR	410,000	439,042
Santander Consumer Finance S.A. (Spain),
0.50%, 11/14/2026(f)	EUR	100,000	111,721
3.75%, 01/17/2029(f)	EUR	400,000	471,725
UBS Group AG (Switzerland),
0.25%, 02/24/2028(f)	EUR	240,000	258,814
0.25%, 11/05/2028(f)(g)	EUR	200,000	216,494
7.75%, 03/01/2029(f)(g)	EUR	200,000	256,447
			2,101,211
Diversified Chemicals–0.04%
LANXESS AG (Germany), 1.75%, 03/22/2028(f)	EUR	300,000	333,621
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount		Value
Diversified Financial Services–0.06%
JAB Holdings B.V. (Luxembourg),
1.00%, 12/20/2027(f)	EUR	100,000	$109,939
Series 11Y, 2.50%, 06/25/2029(f)	EUR	100,000	112,304
Nykredit Realkredit A/S (Denmark), 4.00%, 07/17/2028(f)	EUR	200,000	237,132
OP Corporate Bank PLC (Finland), 4.13%, 04/18/2027	EUR	100,000	117,451
			576,826
Diversified Metals & Mining–0.03%
BHP Billiton Finance Ltd. (Australia), Series 17, 1.50%, 04/29/2030(f)	EUR	100,000	107,282
Glencore Capital Finance DAC (Australia), 0.75%, 03/01/2029(f)	EUR	110,000	116,749
			224,031
Diversified REITs–0.05%
Digital Dutch Finco B.V., 1.50%, 03/15/2030(f)	EUR	100,000	106,329
Icade S.A. (France), 1.00%, 01/19/2030(f)	EUR	200,000	207,564
WPC Eurobond B.V., 2.13%, 04/15/2027	EUR	100,000	113,052
			426,945
Electric Utilities–0.14%
AusNet Services Holdings Pty. Ltd. (Australia), 1.50%, 02/26/2027(f)	EUR	100,000	112,343
Duke Energy Corp., 3.10%, 06/15/2028	EUR	110,000	126,778
EDP Finance B.V. (Portugal),
0.38%, 09/16/2026(f)	EUR	110,000	123,005
1.50%, 11/22/2027(f)	EUR	100,000	112,242
Elenia Verkko OYJ (Finland), 0.38%, 02/06/2027(f)	EUR	470,000	519,891
Elia Transmission Belgium S.A. (Belgium), 3.25%, 04/04/2028(f)	EUR	200,000	232,355
			1,226,614
Gas Utilities–0.10%
APA Infrastructure Ltd. (Australia), 2.00%, 03/22/2027(f)	EUR	100,000	113,362
EP Infrastructure A.S. (Czech Republic), 1.70%, 07/30/2026(f)	EUR	110,000	124,434
Italgas S.p.A. (Italy), 1.63%, 01/19/2027(f)	EUR	100,000	112,859
Origin Energy Finance Ltd. (Australia), 1.00%, 09/17/2029(f)	EUR	200,000	209,724
Snam S.p.A. (Italy), 3.38%, 02/19/2028(f)	EUR	250,000	291,889
			852,268
Health Care Equipment–0.08%
Baxter International, Inc., 1.30%, 05/15/2029	EUR	110,000	118,593
	Principal Amount		Value
Health Care Equipment–(continued)
Boston Scientific Corp., 0.63%, 12/01/2027	EUR	500,000	$548,744
			667,337
Health Care Services–0.06%
Fresenius Finance Ireland PLC (Germany), 0.50%, 10/01/2028(f)	EUR	80,000	85,715
Fresenius Medical Care AG (Germany), 3.88%, 09/20/2027(f)	EUR	360,000	422,523
			508,238
Highways & Railtracks–0.03%
Autostrade per l’Italia S.p.A. (Italy),
2.00%, 12/04/2028(f)	EUR	100,000	111,603
2.00%, 01/15/2030(f)	EUR	150,000	164,334
			275,937
Household Products–0.04%
Essity Capital B.V. (Sweden), 3.00%, 09/21/2026(f)	EUR	200,000	229,638
Procter & Gamble Co. (The), 4.88%, 05/11/2027	EUR	75,000	89,541
			319,179
Human Resource & Employment Services–0.03%
Randstad N.V. (Netherlands), 3.61%, 03/12/2029(f)	EUR	220,000	256,893
Industrial Conglomerates–0.06%
Honeywell International, Inc., 2.25%, 02/22/2028	EUR	170,000	194,139
Siemens Financieringsmaatschappij N.V. (Germany), 1.00%, 02/25/2030(f)	EUR	100,000	106,434
Smiths Group PLC (United Kingdom), 2.00%, 02/23/2027(f)	EUR	200,000	226,448
			527,021
Industrial Gases–0.03%
Linde Finance B.V., 0.25%, 05/19/2027(f)	EUR	100,000	110,279
Linde PLC, 3.38%, 06/12/2029(f)	EUR	100,000	117,507
			227,786
Industrial Machinery & Supplies & Components–0.05%
Highland Holdings S.a.r.l., 0.32%, 12/15/2026	EUR	270,000	300,187
Sandvik AB (Sweden), 0.38%, 11/25/2028(f)	EUR	110,000	117,129
			417,316
Integrated Oil & Gas–0.10%
BP Capital Markets PLC,
1.59%, 07/03/2028(f)	EUR	300,000	334,050
1.64%, 06/26/2029(f)	EUR	100,000	110,107
Eni S.p.A. (Italy), 1.50%, 01/17/2027(f)	EUR	421,000	475,293
			919,450
Investment Banking & Brokerage–0.02%
Morgan Stanley, 4.66%, 03/02/2029(g)	EUR	110,000	131,611
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount		Value
IT Consulting & Other Services–0.03%
International Business Machines Corp.,
1.25%, 01/29/2027	EUR	100,000	$112,409
1.50%, 05/23/2029	EUR	110,000	120,447
			232,856
Life & Health Insurance–0.06%
Athene Global Funding, 0.37%, 09/10/2026(f)	EUR	300,000	335,245
MassMutual Global Funding II, 3.75%, 01/19/2030(f)	EUR	100,000	118,262
New York Life Global Funding, 0.25%, 01/23/2027(f)	EUR	100,000	110,739
			564,246
Life Sciences Tools & Services–0.05%
Thermo Fisher Scientific, Inc., 0.50%, 03/01/2028	EUR	410,000	445,954
Movies & Entertainment–0.01%
Universal Music Group N.V. (Netherlands), 3.00%, 06/30/2027(f)	EUR	100,000	115,170
Multi-line Insurance–0.01%
Allianz Finance II B.V. (Germany), 0.00%, 11/22/2026(f)(j)	EUR	100,000	111,137
Multi-Sector Holdings–0.01%
Berkshire Hathaway, Inc., 1.13%, 03/16/2027	EUR	100,000	112,047
Multi-Utilities–0.01%
Veolia Environnement S.A. (France), 1.50%, 04/03/2029(f)	EUR	100,000	109,535
Oil & Gas Exploration & Production–0.01%
Wintershall Dea Finance B.V. (Germany), 1.33%, 09/25/2028(f)	EUR	100,000	108,395
Oil & Gas Storage & Transportation–0.02%
Vier Gas Transport GmbH (Germany), 1.50%, 09/25/2028(f)	EUR	200,000	220,131
Packaged Foods & Meats–0.04%
JDE Peet’s N.V. (Netherlands), 0.63%, 02/09/2028(f)	EUR	350,000	380,342
Paper & Plastic Packaging Products & Materials–0.03%
Amcor UK Finance PLC (Australia), 1.13%, 06/23/2027	EUR	200,000	222,635
Passenger Airlines–0.04%
Deutsche Lufthansa AG (Germany), 2.88%, 05/16/2027(f)	EUR	300,000	343,729
Passenger Ground Transportation–0.01%
Motability Operations Group PLC (United Kingdom), 3.63%, 07/24/2029(f)	EUR	110,000	128,885
Pharmaceuticals–0.05%
Bayer AG (Germany), 1.13%, 01/06/2030(f)	EUR	200,000	210,211
	Principal Amount		Value
Pharmaceuticals–(continued)
Sanofi, Series 12FX, 1.38%, 03/21/2030(f)	EUR	200,000	$215,524
			425,735
Rail Transportation–0.01%
Abertis France SAS (France), 1.63%, 09/18/2029(f)	EUR	100,000	107,946
Real Estate Development–0.04%
NE Property B.V. (Romania), 2.00%, 01/20/2030(f)	EUR	100,000	107,921
VIA Outlets B.V. (Netherlands), 1.75%, 11/15/2028(f)	EUR	200,000	219,440
			327,361
Real Estate Services–0.03%
Citycon Treasury B.V. (Finland), 6.50%, 03/08/2029(f)	EUR	200,000	245,284
Regional Banks–0.03%
Arbejdernes Landsbank A/S (Denmark), 4.88%, 03/14/2029(g)	EUR	100,000	118,785
SpareBank 1 SMN (Norway), 0.01%, 02/18/2028(f)	EUR	100,000	107,149
			225,934
Renewable Electricity–0.01%
Southern Power Co., 1.85%, 06/20/2026	EUR	100,000	113,597
Retail REITs–0.01%
Mercialys S.A. (France), 2.50%, 02/28/2029(f)	EUR	100,000	112,927
Soft Drinks & Non-alcoholic Beverages–0.04%
Coca-Cola Co. (The), 0.13%, 03/15/2029	EUR	220,000	230,411
Coca-Cola Europacific Partners PLC (United Kingdom), 0.20%, 12/02/2028(f)	EUR	110,000	116,172
			346,583
Specialized Finance–0.02%
Blackstone Property Partners Europe Holdings S.a.r.l. (Luxembourg), 1.75%, 03/12/2029(f)	EUR	200,000	217,450
Technology Hardware, Storage & Peripherals–0.01%
Apple, Inc., 1.63%, 11/10/2026	EUR	100,000	113,426
Tobacco–0.08%
B.A.T. International Finance PLC (United Kingdom),
3.13%, 03/06/2029(f)	EUR	500,000	577,156
2.25%, 01/16/2030(f)	EUR	100,000	110,560
			687,716
Transaction & Payment Processing Services–0.01%
Visa, Inc., 2.00%, 06/15/2029	EUR	110,000	122,924
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $30,948,494)			33,181,295
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Common Stocks & Other Equity Interests–0.01%
Casinos & Gaming–0.01%
Codere New Topco S.A. (Luxembourg)(k)	3,393	$58,081
Codere Online Luxembourg S.A., Wts., expiring 10/15/2034 (Spain)(k)	5	23
Total Common Stocks & Other Equity Interests (Cost $172,712)		58,104
Money Market Funds–1.17%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(b)(l)	3,662,512	3,662,512
Invesco Treasury Portfolio, Institutional Class, 4.23%(b)(l)	6,809,534	6,809,534
Total Money Market Funds (Cost $10,472,046)		10,472,046
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.09% (Cost $871,650,675)		885,068,887
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.94%
Invesco Private Government Fund, 4.32%(b)(l)(m)	12,202,099	$12,202,099
Invesco Private Prime Fund, 4.46%(b)(l)(m)	31,865,222	31,871,595
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,073,694)		44,073,694
TOTAL INVESTMENTS IN SECURITIES–104.03% (Cost $915,724,369)		929,142,581
OTHER ASSETS LESS LIABILITIES—(4.03)%		(35,975,111)
NET ASSETS–100.00%		$893,167,470
Investment Abbreviations:
ETF	– Exchange-Traded Fund
EUR	– Euro
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
Wts.	– Warrants
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Invesco High Yield Bond Factor ETF	$-	$34,850,124	$-	$58,372	$-	$34,908,496	$192,609
Invesco MSCI EAFE Income Advantage ETF	100,905,437	10,900,210	(32,275,784)	3,979,333	(167,696)	83,341,500	6,193,473
Invesco QQQ Income Advantage ETF	102,492,900	11,515,000	(12,513,065)	5,721,960	13,405	107,230,200	7,710,362
Invesco S&P 500 Equal Weight Income Advantage ETF	245,070,600	15,364,530	(18,766,748)	(5,954,680)	413,098	236,126,800	16,172,475
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	4,328,801	45,931,918	(46,598,207)	-	-	3,662,512	216,957
Invesco Treasury Portfolio, Institutional Class	8,046,927	85,302,134	(86,539,527)	-	-	6,809,534	400,035
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,198,442	107,995,738	(113,992,081)	-	-	12,202,099	483,096*
Invesco Private Prime Fund	47,431,662	204,854,066	(220,410,727)	3,553	(6,959)	31,871,595	1,309,291*
Total	$526,474,769	$516,713,720	$(531,096,139)	$3,808,538	$251,848	$516,152,736	$32,678,298

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $82,953,993, which represented 9.29% of the Fund’s Net Assets.

(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	Zero coupon bond issued at a discount.
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(m)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	11	September-2025	$1,221,110	$22,661	$22,661
E-Mini S&P 500 Index	2	September-2025	637,425	34,192	34,192
EURO STOXX 50 Index	42	September-2025	2,559,482	8,279	8,279
FTSE 100 Index	23	September-2025	2,771,410	73,113	73,113
MSCI Emerging Markets Index	280	September-2025	17,336,200	369,418	369,418
Tokyo Stock Price Index	20	September-2025	3,911,141	208,207	208,207
Subtotal				715,870	715,870
Interest Rate Risk
U.S. Treasury 5 Year Notes	333	September-2025	36,021,234	23,985	23,985
U.S. Treasury 10 Year Notes	30	September-2025	3,331,875	23,788	23,788
U.S. Treasury 10 Year Ultra Notes	6	September-2025	678,469	(3,712)	(3,712)
U.S. Treasury Long Bonds	75	September-2025	8,564,063	13,969	13,969
Subtotal				58,030	58,030
Subtotal—Long Futures Contracts				773,900	773,900
Short Futures Contracts
Interest Rate Risk
Euro-Bobl	41	September-2025	(5,486,967)	44,842	44,842
Euro-Bund	17	September-2025	(2,516,231)	17,060	17,060
Euro-Schatz	245	September-2025	(29,930,524)	101,856	101,856
Long Gilt	20	September-2025	(2,434,222)	(17,958)	(17,958)
U.S. Treasury 2 Year Notes	81	September-2025	(16,765,734)	63,465	63,465
Subtotal—Short Futures Contracts				209,265	209,265
Total Futures Contracts				$983,165	$983,165

(a)	Futures contracts collateralized by $568,027 cash held with Goldman Sachs International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/31/2025	Citibank, N.A.	EUR	29,700,000	USD	34,989,427	$898,844
10/31/2025	Goldman Sachs International	EUR	375,000	USD	442,499	12,062
Subtotal—Appreciation						910,906
Currency Risk
10/31/2025	Canadian Imperial Bank of Commerce	USD	51,900	EUR	44,000	(1,396)
10/31/2025	State Street Bank & Trust Co.	USD	672,557	EUR	580,000	(6,815)
Subtotal—Depreciation						(8,211)
Total Forward Foreign Currency Contracts						$902,695

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$478,323,596	$—	$—	$478,323,596
U.S. Treasury Securities	—	228,417,101	—	228,417,101
U.S. Dollar Denominated Bonds & Notes	—	134,616,745	—	134,616,745
Non-U.S. Dollar Denominated Bonds & Notes	—	33,181,295	—	33,181,295
Common Stocks & Other Equity Interests	—	—	58,104	58,104
Money Market Funds	10,472,046	44,073,694	—	54,545,740
Total Investments in Securities	488,795,642	440,288,835	58,104	929,142,581
Other Investments - Assets*
Investments Matured	—	—	0	0
Futures Contracts	1,004,835	—	—	1,004,835
Forward Foreign Currency Contracts	—	910,906	—	910,906
	1,004,835	910,906	0	1,915,741
Other Investments - Liabilities*
Futures Contracts	(21,670)	—	—	(21,670)
Forward Foreign Currency Contracts	—	(8,211)	—	(8,211)
	(21,670)	(8,211)	—	(29,881)
Total Other Investments	983,165	902,695	—	1,885,860
Total Investments	$489,778,807	$441,191,530	$58,104	$931,028,441

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
Invesco Multi-Asset Income Fund